CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 28,339	$ 34,091
Investments	11,269	10,348
Restricted cash	477	398
Accounts receivable, net	327,751	282,253
Inventories:
Raw materials	234,354	198,954
Finished goods	225,954	198,273
Total inventories	460,308	397,227
Refundable income taxes	7,228	11,459
Other current assets	28,115	20,662
TOTAL CURRENT ASSETS	863,487	756,438
DEFERRED INCOME TAXES	1,865	1,546
RESTRICTED INVESTMENTS	8,359
OTHER ASSETS	7,368	8,617
GOODWILL	212,644	198,535
INDEFINITE-LIVED INTANGIBLE ASSETS	7,415	2,340
OTHER INTANGIBLE ASSETS, NET	34,910	26,731
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	134,916	124,316
Buildings and improvements	213,384	204,586
Machinery and equipment	372,628	332,397
Furniture and fixtures	25,251	22,570
Construction in progress	16,922	15,593
PROPERTY, PLANT AND EQUIPMENT,GROSS	763,101	699,462
Less accumulated depreciation and amortization	(434,472)	(401,611)
PROPERTY, PLANT AND EQUIPMENT, NET	328,629	297,851
TOTAL ASSETS	1,464,677	1,292,058
CURRENT LIABILITIES:
Cash overdraft	25,851	19,761
Accounts payable	140,106	124,660
Accrued liabilities:
Compensation and benefits	97,556	92,441
Other	38,404	32,281
Current portion of long-term debt	1,329	2,634
TOTAL CURRENT LIABILITIES	303,246	271,777
LONG-TERM DEBT	144,674	109,059
DEFERRED INCOME TAXES	14,079	20,817
OTHER LIABILITIES	28,655	29,939
TOTAL LIABILITIES	490,654	431,592
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, $1 par value; shares authorized 80,000,000; issued and outstanding, 61,191,888 and 61,026,207	61,192	61,026
Additional paid-in capital	161,928	144,649
Retained earnings	736,212	649,135
Accumulated other comprehensive income	144	(5,630)
Total controlling interest shareholders' equity	959,476	849,180
Noncontrolling interest	14,547	11,286
TOTAL SHAREHOLDERS' EQUITY	974,023	860,466
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,464,677	$ 1,292,058